Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Aug. 21, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Two Thousand Eleven Acquisitions Minimum	Dec. 31, 2013 Two Thousand Eleven Acquisitions Maximum	Aug. 21, 2011 Clickpro Advertising Company Ltd USD ($)	Dec. 31, 2013 Clickpro Advertising Company Ltd USD ($)	Dec. 31, 2012 Clickpro Advertising Company Ltd USD ($)	Dec. 31, 2011 Clickpro Advertising Company Ltd USD ($)	Aug. 21, 2011 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions USD ($) Contract	Aug. 21, 2011 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions CNY Contract	Dec. 31, 2013 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2013 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions CNY	Dec. 31, 2012 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2012 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions CNY	Dec. 31, 2011 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions USD ($)	Aug. 21, 2011 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions Call Option USD ($)	Aug. 21, 2011 Clickpro Advertising Company Ltd Two Thousand Eleven Acquisitions Call Option CNY
Business Acquisition [Line Items]
Percentage of ownership acquired											60.00%	60.00%
Cash consideration for acquisition		$ 2,266	$ 2,708	$ 3,297							$ 3,476	22,400
Number of contingent consideration											3	3
Ownership interest with put option							40.00%
Put options, number of years to be available for exercise							6 years
Percent of redeemable noncontrolling interest							40.00%				40.00%	40.00%
Redeemable noncontrolling interest, Fair value							4,416
Net income (loss) attributable to redeemable noncontrolling interest		299	711	307				299	711	307
Business acquisition contingent consideration arrangements agreement period	5 years
Derivative assets non current																		994	6,400
Impairment on call option		285	345										285	1,700	345	2,200
Business acquisition performance period											3 years	3 years
Revenues		183,803	165,498	280,138													1,828
Net income (loss)																	$ 719
Business acquisition purchase price allocation estimated useful life of intangible assets					3 years	7 years